EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	in millions
Amount spent on shares repurchased	$297	$134	$497	$667
Number of shares repurchased	7.6	3.5	12.8	15.4

Schedule Of Accumulated Other Comprehensive Income Loss [Table Text Block]

The following table provides details about reclassifications out of accumulated other comprehensive loss to the statement of income (loss):

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss		Affected Line Item in the Statement of Income (Loss)
	Three months ended June 30, 2013	Six months ended June 30, 2013
	U.S. $ in millions
Currency translation adjustment	$-	$17	Financial expenses – net
Loss on derivative financial instruments	5	5	Net revenues
Other	1	1	Various *
	6	23
Tax adjustment	5	6	Provision for income taxes
Total reclassifications for the period	$11	$29

* Including cost of sales, research and development expenses – net, selling and marketing expenses and general and administrative expenses.